Restatement of Previously Issued Financial Statements (Details) - Schedule of Restatement on each Financial Statement (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Condensed Financial Statements, Captions [Line Items]
Diluted net income (loss) per share of common stock	$ 0.23	$ (0.01)	$ (0.09)	$ (0.04)
Restatement [Member] | As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net income (loss) per share of common stock				(0.03)
Restatement [Member] | Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Diluted net income (loss) per share of common stock				$ (0.01)